Agreements - Additional Information (Detail) (USD $)	5 Months Ended
Jun. 03, 2014
Management Fee paid to sponsor, percent per annum of the average daily NAV of each Geared Fund	0.75%
Maximum [Member]
Allowable Percentage of SEC registration fee	0.021%
Allowable Percentage of schedule K-1 prepartaions and mailing fee	0.10%
Allowable routine operational, administrative and other ordinary expenses.	$ 100,000